SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Aug. 02, 2023	Jul. 17, 2023
Subsequent Event [Line Items]
Reverse stock split, description		The reverse stock split was intended to increase the per share trading price of the ordinary shares to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Stock Market. Immediately following the reverse stock split the Company had approximately 1.86 million ordinary shares issued and outstanding, exclusive of shares issuable under outstanding options and warrants. The reverse stock split had affect the number of total authorized ordinary shares of the Company
Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Percentage of shares purschased in market price		19.99%
Number of shares issued		4,339
Number of ordinary shares issued and outstanding	$ 370,080
Number of ordinary shares issued and outstanding	80,000
Share price	$ 4.626
Standby Equity Purchase Agreement [Member] | Shanjing Capital Group Co Ltd [Member]
Subsequent Event [Line Items]
Percentage of shares purschased in market price		85.00%
Sale of stock floor price		$ 0.20
Percentage of shares purschased in market price		4.99%
Standby Equity Purchase Agreement [Member] | Shanjing Capital Group Co Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Consideration received on sale of stock	$ 1,000,000	$ 1,000,000
Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued		43,394
Standby Equity Purchase Agreement [Member] | Shanjing Capital Group Co Ltd [Member]
Subsequent Event [Line Items]
Percentage of shares purschased in market price		85.00%
Sale of stock floor price		$ 0.20
Standby Equity Purchase Agreement [Member] | Shanjing Capital Group Co Ltd [Member] | Maximum [Member]
Subsequent Event [Line Items]
Consideration received on sale of stock		$ 10,000,000
Number of ordinary shares issued and outstanding		$ 1,000,000